Financial Instruments (Schedule of Fair Value of Assets and Liabilities Related to Derivative Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Jun. 30, 2013		Jun. 30, 2012
Derivative Line Items
Foreign Currency Forward Contracts, Assets	$ 0		$ 0
Forward Interest Rate Swap Agreements	41		34
Total Assets	1,555		1,605
Total Financial Liabilities	5		5
Derivatives Designated As Hedging Instruments [Member]
Derivative Line Items
Foreign Currency Forward Contracts, Assets					2	[1]
Forward Interest Rate Swap Agreements	41	[2]	34	[2],[3]
Total Assets	41		34		2
Foreign Currency Forward Contracts, Liabilities					3	[4]
Forward Interest Rate Swap Agreements, Liabilities					17	[5]
Total Financial Liabilities					$ 20

[1]	All foreign currency forward contracts classified as derivative assets are recorded as "Other Current Assets" in the consolidated balance sheets.
[2]	All forward interest rate swap agreements classified as derivative assets are recorded as "Other Current Assets" or "Other Assets" in the unaudited condensed consolidated balance sheets, depending on the expected settlement dates.
[3]	All forward interest rate swap agreements classified as derivative assets are recorded as "Other Current Assets" or "Other Assets" in the consolidated balance sheets.
[4]	All foreign currency forward contracts classified as derivative liabilities are recorded as "Other Accrued Liabilities" in the consolidated balance sheets.
[5]	All forward interest rate swap agreements classified as derivative liabilities are recorded as "Other Liabilities" in the consolidated balance sheets.